INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventory	Inventory consisted of the following:
	March 31, 2017	December 31, 2016

Kiosks and accessories	$297,810	$350,273
	$297,810	$350,273
Inventory consisted of the following as of December 31, 2016 and December 31, 2015:
	December 31, 2016	December 31, 2015

Kiosks	$350,273	$388,821
	$350,273	$388,821